Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the provision for income taxes
Current	$ (7,293)	$ (6,038)	$ (5,583)
Deferred	614	15,756	(8,209)
Income tax (expense) recovery	$ (6,679)	$ 9,718	$ (13,792)